Fair Value Measurements (Details Narrative) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Warrant liability - subsidiary		$ 21	$ 24
Change in fair value of subsidiary warrant liability		$ (3)
FaceBank Group, Inc Pre-Merger [Member]
Warrant liability expire date	Jan. 28, 2023		Jan. 28, 2023
Warrant liability - subsidiary	$ 39		$ 24	$ 4,528
Change in fair value of subsidiary warrant liability	$ 15		$ (4,504)
Discount percentage of stock price